Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$351,635,654.26	0.8392259	$328,187,549.74	0.7832638	$23,448,104.52
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$569,935,654.26	0.4865838	$546,487,549.74	0.4665650	$23,448,104.52

Weighted Avg. Coupon (WAC)	4.55%		4.54%
Weighted Avg. Remaining Maturity (WARM)	42.66		41.74
Pool Receivables Balance	$675,748,488.78		$647,519,380.14
Remaining Number of Receivables	53,440		52,393

Adjusted Pool Balance	$658,954,843.02		$631,530,159.37

III. COLLECTIONS

Principal:
Principal Collections	$27,460,730.80
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$709,435.66
Total Principal Collections	$28,170,166.46

Interest:
Interest Collections	$2,531,794.43
Late Fees & Other Charges	$35,891.27
Interest on Repurchase Principal	$-
Total Interest Collections	$2,567,685.70

Collection Account Interest	$1,797.60
Reserve Account Interest	$476.63
Servicer Advances	$-

Total Collections	$30,740,126.39

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$30,740,126.39
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$30,740,126.39
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$563,123.74		$563,123.74		$563,123.74
Collection Account Interest						$1,797.60
Late Fees & Other Charges						$35,891.27
Total due to Servicer						$600,812.61

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$284,238.82		$284,238.82
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$580,762.99		$580,762.99		$580,762.99

Available Funds Remaining:						$29,558,550.79

3. Principal Distribution Amount:						$23,448,104.52

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,448,104.52
Class A-4 Notes				$-
Class A Notes Total:		23,448,104.52		$23,448,104.52
Total Noteholders Principal				$23,448,104.52

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						6,110,446.27

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$16,793,645.76
Beginning Period Amount						$16,793,645.76
Current Period Amortization						$804,424.99
Ending Period Required Amount						$15,989,220.77
Ending Period Amount						$15,989,220.77
Next Distribution Date Required Amount						$15,205,857.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$89,019,188.76	$ 85,042,609.63	$85,042,609.63
Overcollateralization as a % of Adjusted Pool				13.51%	13.47%	13.47%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.92%	51,828	98.78%	$639,627,092.87
30 - 60 Days	0.86%	448	0.98%	$6,376,074.99
61 - 90 Days	0.18%	95	0.19%	$1,210,119.70
91 + Days	0.04%	22	0.05%	$306,092.58
		52,393		$647,519,380.14
Total
Delinquent Receivables 61 + days past due	0.22%	117	0.23%	$1,516,212.28
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	107	0.21%	$1,405,397.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	83	0.16%	$1,114,113.87
Three-Month Average Delinquency Ratio	0.19%		0.20%

Repossession in Current Period		39		$595,886.39
Repossession Inventory		46		$630,871.32

Charge-Offs
Gross Principal of Charge-Off for Current Period				$768,377.84
Recoveries				$(709,435.66)
Net Charge-offs for Current Period				$58,942.18

Beginning Pool Balance for Current Period				$675,748,488.78

Net Loss Ratio				0.10%
Net Loss Ratio for 1st Preceding Collection Period				0.20%
Net Loss Ratio for 2nd Preceding Collection Period				0.14%
Three-Month Average Net Loss Ratio for Current Period				0.15%

Cumulative Net Losses for All Periods				$6,060,774.42
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$2,169,283.11
Number of Extensions				144

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